Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE	$ 621,179	$ 519,752	$ 3,382,432	$ 3,109,515
COST OF REVENUE	(628,092)	(497,824)	(1,958,632)	(1,708,334)
GROSS PROFIT	(6,913)	21,928	1,423,800	1,401,181
SHARE OF LOSS FROM OPERATION OF ASSOCIATE	(1)	(9,599)	(9,843)	(152)
OTHER INCOME	3,282	1,994	7,281	13,109
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(485,831)	(295,839)	(1,464,215)	(1,298,849)
(LOSS)/INCOME BEFORE INCOME TAX	(489,463)	(281,516)	(42,977)	115,289
INCOME TAX EXPENSES			(118,991)	(96,712)
NET (LOSS)/INCOME	(489,463)	(281,516)	(161,968)	18,577
Net loss attributable to non-controlling interest	7,034	3,405	18,391	637
NET (LOSS)/INCOME ATTRIBUTED TO COMMON SHAREHOLDERS OF ASIAFIN HOLDINGS CORP.	(482,429)	(278,111)	(143,577)	19,214
Other comprehensive income:
- Foreign currency translation income/(loss)	14,044	(48,950)	48,571	(60,389)
TOTAL COMPREHENSIVE LOSS	$ (468,385)	$ (327,061)	$ (95,006)	$ (41,175)
NET (LOSS)/INCOME PER SHARE, BASIC	$ (0.01)	$ (0.00)	$ (0.00)	$ 0.00
NET (LOSS)/INCOME PER SHARE, DILUTED	$ (0.01)	$ (0.00)	$ (0.00)	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC	81,838,994	81,551,838	81,551,838	80,356,501
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, DILUTED	81,838,994	81,551,838	81,551,838	80,356,501